Other taxes payable & Other taxes receivable	12 Months Ended
Dec. 31, 2021
Other taxes payable & Other taxes receivable
Other taxes payable & Other taxes receivable

20      Other taxes payable & Other taxes receivable

Other taxes payable relates to Value added taxes amounting to USD 6,085 thousand (2020: USD 3,408 thousand), to Withholding Tax amounting to USD 11,785 thousand (2020: USD 8,479 thousand) and other taxes amounting to USD 1,082 thousand (2020: USD 775 thousand).

Other taxes receivable relates to Value added taxes amounting to USD 2,678 thousand (2020: USD 2,561 thousand) and to other taxes amounting to USD 1,097 thousand (2020: USD 1,221 thousand).